Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Disaggregation of Revenue [Abstract]
Schedule of Revenue by Product Line
Revenue by product line for the nine months ended September 30, 2021 and September 30, 2020 was as follows:

	Nine months ended September 30,
(in thousands)	2021	2020
Revenue:
Additive manufacturing	$13,322	$12,755
Injection molding	20,941	12,999
CNC machining	30,063	8,093
Precision sheet metal	38,494	4,150
Other revenue	5,067	4,252

Total revenue	$107,887	$42,249

Revenue by product line for the years ended December 31, 2020 and 2019 was as follows:

	Year ended December 31,
(in thousands)	2020	2019
Revenue:
Additive manufacturing	$19,032	$11,461
Injection molding	17,093	2,056
CNC machining	9,173	3,833
Precision sheet metal	9,811	—
Other revenue	6,180	3,268

Total revenue	$61,289	$20,618